UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Blue Chip Growth Fund	March 31, 2014

T. Rowe Price Blue Chip Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 26.5%		
Auto Components 0.5%		
Delphi Automotive	650,000	44,109
Johnson Controls	529,800	25,070
TRW (1)	469,000	38,280
		107,459
Automobiles 0.9%		
Harley-Davidson	1,759,200	117,180
Tesla Motors (1)	462,000	96,304
		213,484
Hotels, Restaurants & Leisure 8.0%		
Carnival	398,800	15,099
Chipotle Mexican Grill (1)	521,100	296,011
Hilton Worldwide Holdings (1)	2,215,000	49,262
Las Vegas Sands	4,979,700	402,260
Marriott, Class A	1,205,000	67,504
MGM Resorts International (1)	2,280,000	58,961
Starbucks	5,150,000	377,907
Starwood Hotels & Resorts Worldwide	2,788,700	221,980
Wynn Macau (HKD)	19,184,800	79,500
Wynn Resorts	1,415,000	314,342
		1,882,826
Household Durables 0.0%		
Lennar, Class A	35,000	1,387
		1,387
Internet & Catalog Retail 8.9%		
Amazon.com (1)	3,076,000	1,035,136
Ctrip.com International, ADR (1)	2,072,000	104,470
Netflix (1)	469,000	165,102
Priceline (1)	647,800	772,106

TripAdvisor (1)	261,900	23,726
		2,100,540
Media 1.7%		
Discovery Communications, Class C (1)	3,341,000	257,457
Twenty-First Century, Class A	1,771,000	56,619
Walt Disney	1,108,000	88,718
		402,794
Multiline Retail 0.3%		
Dollar Tree (1)	1,133,500	59,146
		59,146
Specialty Retail 5.0%		
AutoZone (1)	82,000	44,042
CarMax (1)	1,144,000	53,539
Home Depot	2,917,000	230,822
L Brands	1,528,000	86,745
Lowe's	5,636,000	275,600
O'Reilly Automotive (1)	1,522,300	225,894
Ross Stores	1,674,000	119,775
Tiffany	66,000	5,686
TSC	2,032,000	143,520
		1,185,623
Textiles, Apparel & Luxury Goods 1.2%		
Fossil (1)	463,000	53,990
Hanesbrands	31,000	2,371
Michael Kors Holdings (1)	632,000	58,947
Nike, Class B	1,112,000	82,132
PVH	529,000	66,003
Ralph Lauren	134,000	21,565
V. F.	70,900	4,387
		289,395
Total Consumer Discretionary		6,242,654

CONSUMER STAPLES 2.6%		
Beverages 0.6%		
Constellation Brands, Class A (1)	652,700	55,460
Monster Beverage (1)	651,700	45,260
PepsiCo	468,800	39,145
		139,865
Food & Staples Retailing 1.7%		
Costco Wholesale	810,000	90,461
CVS Caremark	2,076,000	155,409
Walgreen	212,000	13,998
Whole Foods Market	2,631,800	133,459
		393,327
Food Products 0.0%		
Keurig Green Mountain	64,000	6,758
		6,758
Household Products 0.2%		
Procter & Gamble	674,000	54,325
		54,325
Personal Products 0.1%		
Estee Lauder, Class A	174,000	11,637
		11,637
Total Consumer Staples		605,912
ENERGY 4.3%		
Energy Equipment & Services 0.7%		
Schlumberger	1,612,000	157,170
		157,170
Oil, Gas & Consumable Fuels 3.6%		
Concho Resources (1)	1,239,000	151,778
Continental Resources (1)	19,000	2,361

EOG Resources	125,000	24,521
EQT	1,672,200	162,153
Pioneer Natural Resources	1,779,000	332,922
Range Resources	2,110,015	175,068
		848,803
Total Energy		1,005,973
FINANCIALS 8.2%		
Banks 0.3%		
Citigroup	63,000	2,999
JPMorgan Chase	39,000	2,368
U.S. Bancorp	1,296,000	55,547
		60,914
Capital Markets 4.1%		
Ameriprise Financial	1,146,500	126,195
Franklin Resources	1,193,000	64,637
Goldman Sachs	19,000	3,113
Invesco	5,764,300	213,279
Morgan Stanley	5,676,000	176,921
Northern Trust	751,600	49,275
State Street	2,116,000	147,168
TD Ameritrade Holding	5,457,000	185,265
		965,853
Consumer Finance 1.3%		
American Express	3,394,400	305,598
		305,598
Diversified Financial Services 0.4%		
IntercontinentalExchange	532,000	105,245
		105,245

Insurance 0.2%		
Marsh & McLennan	1,132,500	55,832
		55,832
Real Estate Investment Trusts 1.9%		
American Tower, REIT	5,361,500	438,946
		438,946
Total Financials		1,932,388
HEALTH CARE 16.5%		
Biotechnology 9.2%		
Alexion Pharmaceuticals (1)	2,063,000	313,844
Biogen Idec (1)	1,739,000	531,908
Celgene (1)	2,554,800	356,650
Gilead Sciences (1)	10,202,200	722,928
Pharmacyclics (1)	223,900	22,439
Regeneron Pharmaceuticals (1)	620,000	186,174
Vertex Pharmaceuticals (1)	317,000	22,418
		2,156,361
Health Care Equipment & Supplies 1.1%		
Becton, Dickinson & Company	624,000	73,058
Covidien	957,000	70,492
Intuitive Surgical (1)	93,000	40,733
Stryker	1,068,500	87,051
		271,334
Health Care Providers & Services 3.5%		
AmerisourceBergen	433,000	28,401
Cardinal Health	1,346,000	94,193
Express Scripts Holding (1)	278,000	20,875
Henry Schein (1)	31,000	3,701
McKesson	3,230,500	570,409

UnitedHealth Group	1,312,000	107,571
		825,150
Life Sciences Tools & Services 1.3%		
Thermo Fisher Scientific	2,547,800	306,348
		306,348
Pharmaceuticals 1.4%		
Actavis (1)	183,000	37,670
Allergan	777,000	96,426
Perrigo	314,000	48,563
Valeant Pharmaceuticals International (1)	1,089,500	143,629
		326,288
Total Health Care		3,885,481
INDUSTRIALS & BUSINESS SERVICES 14.3%		
Aerospace & Defense 5.2%		
Boeing	2,958,600	371,275
Honeywell International	1,472,000	136,543
Precision Castparts	1,917,000	484,541
United Technologies	1,928,000	225,267
		1,217,626
Air Freight & Logistics 0.7%		
FedEx	1,297,000	171,930
		171,930
Airlines 1.9%		
American Airlines (1)	3,792,000	138,787
Delta Air Lines	3,541,300	122,706
United Continental (1)	4,241,000	189,276
		450,769

Commercial Services & Supplies 0.3%		
IHS (1)	524,000	63,666
		63,666
Electrical Equipment 0.5%		
Roper Industries	872,000	116,421
		116,421
Industrial Conglomerates 2.8%		
3M	243,000	32,965
Danaher	8,294,100	622,058
		655,023
Machinery 0.7%		
Flowserve	1,243,000	97,377
Wabtec	1,034,000	80,135
		177,512
Road & Rail 1.9%		
Canadian Pacific Railway	324,800	48,860
J.B. Hunt Transport Services	362,000	26,035
Kansas City Southern	1,285,000	131,147
Union Pacific	1,234,000	231,572
		437,614
Trading Companies & Distributors 0.3%		
Fastenal (2)	1,299,000	64,067
W. W. Grainger	57,000	14,401
		78,468
Total Industrials & Business Services		3,369,029
INFORMATION TECHNOLOGY 22.7%		
Communications Equipment 1.0%		
Juniper Networks (1)	93,000	2,396

Qualcomm	2,804,000	221,123
		223,519
Electronic Equipment, Instruments & Components 0.1%		
Trimble Navigation (1)	653,700	25,409
		25,409
Internet Software & Services 12.0%		
Akamai Technologies (1)	2,401,000	139,762
Baidu, ADR (1)	2,158,000	328,836
eBay (1)	3,412,000	188,479
Facebook (1)	6,938,000	417,945
Google, Class A (1)	1,213,000	1,351,901
LinkedIn (1)	747,600	138,261
NAVER (KRW)	84,805	61,739
Tencent Holdings (HKD)	2,939,800	204,687
		2,831,610
IT Services 6.7%		
Alliance Data Systems (1)	331,800	90,399
Cognizant Technology Solutions (1)	4,094,000	207,197
Fiserv (1)	2,153,000	122,054
FleetCor Technologies (1)	163,000	18,761
MasterCard, Class A	8,505,000	635,323
Visa, Class A	2,374,000	512,452
		1,586,186
Software 1.9%		
Autodesk (1)	105,000	5,164
Intuit	25,000	1,943
Microsoft	123,000	5,042
Red Hat (1)	1,793,200	95,004
Salesforce.com (1)	4,983,600	284,513
VMware, Class A (1)	404,006	43,641
		435,307

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1993. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, the value of loaned securities was $18,752,000; the value of cash collateral and related investments was $19,011,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $13,638,729,000. Net unrealized gain aggregated $9,839,945,000 at period-end, of which $9,850,311,000 related to appreciated investments and $10,366,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014